MEZZANINE EQUITY (Details Narrative)	Sep. 30, 2022 shares
Related Parties [Member] | Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt conversion shares	5,898,256